Annual CCO Certification Pursuant to Form N-CEN Item G.1.a.v.(1)

In regard to the interfund lending program, I certify that the Lord  Abbett  Family of Funds  and Lord, Abbett & Co. LLC have established procedures reasonably designed to achieve compliance with the terms and conditions of the exemptive order issued by the U.S. Securities and Exchange Commission, which are designed to achieve the following objectives: (a) that the Interfund  Loan Rate will be higher than the Repo Rate, but lower than the Bank Loan  Rate; (b) compliance  with  the collateral requirements as set forth in the Application; (c) compliance with the percentage limitations on interfund borrowing and lending; (d) allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Fund Board; and (e) that the interest rate on any Interfund Loan does not exceed the interest rate on any third party borrowings of a borrowing Fund at the time of the Interfund Loan.

                                                            August 1, 2024

/s/ Mary Ann Picciotto

Global Chief Compliance Officer

The Lord Abbett Family of Funds

(1)             Certain capitalized terms used in this certification have the meanings given to them in the Lord Abbett Family of Funds’ and Lord, Abbett & Co. llc’s joint exemptive application filed with the U.S. Securities and Exchange Commission on June 22, 2016.